Consolidated statement of cash flows - additional details - Reconciliation of assets and liabilities arising from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Liabilities
Proceeds from non-current financial debts, net of issuance costs	$ 1,815	$ 52	$ 744
Repayment of non-current financial debts	(1,176)	0	0
Lease liabilities
January 1, 2022	406
Payments of lease liabilities, net	(69)	(72)	(69)
December 31, 2022	430	406
Non-current financial debt
Financial Liabilities
January 1, 2022	3,966	3,949
Proceeds from non-current financial debts, net of issuance costs	1,815	52
Repayment of non-current financial debts	(1,176)
Amortization of discounts on financial debts	1	1
Changes in fair values and other non-cash changes, net	5	4
Currency translation effects	(23)	(40)
Reclassification from non-current to current	(47)
December 31, 2022	4,541	3,966	3,949
Current financial debt
Financial Liabilities
January 1, 2022	114	169
Proceeds from 2022 Bridge Loan Facility, net of issuance costs	771
Repayment of 2022 Bridge Loan Facility	(775)
Impact from business combination	316
Repayment of financial debts assumed in acquisition of business	(316)
Change in current financial debts	(42)	(43)
Changes in fair values and other non-cash changes, net	8
Currency translation effects	(16)	(12)
Reclassification from non-current to current	47
December 31, 2022	107	114	169
Non-current lease liabilities
Financial Liabilities
Impact from business combination	22
Lease liabilities
January 1, 2022	339	315
Additions to leases	68	106
Impact of asset acquisitions	2
Changes in fair values and other non-cash changes, net	(2)	(2)
Currency translation effects	(10)	(10)
Reclassification from non-current to current	(60)	(70)
December 31, 2022	359	339	315
Current lease liabilities
Financial Liabilities
Impact from business combination	5
Lease liabilities
January 1, 2022	67	70
Additions to leases	13	9
Impact of asset acquisitions	1
Payments of lease liabilities, net	(69)	(72)
Interest payments for amounts included in lease liabilities classified as cash flows from operating activities	(15)	(13)
Changes in fair values and other non-cash changes, net	13	8
Currency translation effects	(4)	(5)
Reclassification from non-current to current	60	70
December 31, 2022	$ 71	$ 67	$ 70